Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 25,892	$ 21,226
Derivatives held for trading, Fair value liabilities	(23,056)	(20,224)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,177	5,113
Derivatives held for trading, Fair value liabilities	(4,381)	(4,229)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,490	2,092
Derivatives held for trading, Fair value liabilities	(2,078)	(2,210)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,957	1,343
Derivatives held for trading, Fair value liabilities	(1,580)	(1,272)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,347	1,127
Derivatives held for trading, Fair value liabilities	(1,311)	(829)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,139	961
Derivatives held for trading, Fair value liabilities	(894)	(1,405)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	13,782	10,590
Derivatives held for trading, Fair value liabilities	(12,812)	(10,279)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	25,892	21,226
Derivative assets held for trading, before netting	28,169	23,779
Less: netting by counterparty	(2,277)	(2,553)
Derivatives held for trading, Fair value liabilities	(23,056)	(20,224)
Derivative financial liabilities held for trading, before netting	(25,333)	(22,777)
Less: netting by counterparty	2,277	2,553
Net fair value	2,836	1,002
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	154	201
Derivatives held for trading, Fair value liabilities	(156)	(153)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	7,944	7,616
Derivatives held for trading, Fair value liabilities	(7,010)	(8,179)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	20,071	15,962
Derivatives held for trading, Fair value liabilities	(18,167)	(14,445)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,177	5,113
Derivative assets held for trading, before netting	6,529	6,710
Less: netting by counterparty	(1,352)	(1,597)
Derivatives held for trading, Fair value liabilities	(4,381)	(4,229)
Derivative financial liabilities held for trading, before netting	(5,733)	(5,826)
Less: netting by counterparty	1,352	1,597
Net fair value	796	884
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	131	157
Derivatives held for trading, Fair value liabilities	(131)	(124)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	4,813	5,037
Derivatives held for trading, Fair value liabilities	(4,337)	(4,491)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,585	1,516
Derivatives held for trading, Fair value liabilities	(1,265)	(1,211)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,490	2,092
Derivative assets held for trading, before netting	2,897	2,667
Less: netting by counterparty	(407)	(575)
Derivatives held for trading, Fair value liabilities	(2,078)	(2,210)
Derivative financial liabilities held for trading, before netting	(2,485)	(2,785)
Less: netting by counterparty	407	575
Net fair value	412	(118)
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	17	35
Derivatives held for trading, Fair value liabilities	(18)	(20)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,541	1,457
Derivatives held for trading, Fair value liabilities	(1,284)	(1,868)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,339	1,175
Derivatives held for trading, Fair value liabilities	(1,183)	(897)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,957	1,343
Derivative assets held for trading, before netting	2,145	1,506
Less: netting by counterparty	(188)	(163)
Derivatives held for trading, Fair value liabilities	(1,580)	(1,272)
Derivative financial liabilities held for trading, before netting	(1,768)	(1,435)
Less: netting by counterparty	188	163
Net fair value	377	71
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6	7
Derivatives held for trading, Fair value liabilities	(5)	(7)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	940	551
Derivatives held for trading, Fair value liabilities	(700)	(625)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,199	948
Derivatives held for trading, Fair value liabilities	(1,063)	(803)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,347	1,127
Derivative assets held for trading, before netting	1,401	1,171
Less: netting by counterparty	(54)	(44)
Derivatives held for trading, Fair value liabilities	(1,311)	(829)
Derivative financial liabilities held for trading, before netting	(1,365)	(873)
Less: netting by counterparty	54	44
Net fair value	36	298
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	2
Derivatives held for trading, Fair value liabilities	(1)	(2)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	296	330
Derivatives held for trading, Fair value liabilities	(395)	(189)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,105	839
Derivatives held for trading, Fair value liabilities	(969)	(682)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,139	961
Derivative assets held for trading, before netting	1,181	992
Less: netting by counterparty	(42)	(31)
Derivatives held for trading, Fair value liabilities	(894)	(1,405)
Derivative financial liabilities held for trading, before netting	(936)	(1,436)
Less: netting by counterparty	42	31
Net fair value	245	(444)
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	(1)	0
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	198	134
Derivatives held for trading, Fair value liabilities	(59)	(717)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	983	858
Derivatives held for trading, Fair value liabilities	(876)	(719)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	13,782	10,590
Derivative assets held for trading, before netting	14,016	10,733
Less: netting by counterparty	(234)	(143)
Derivatives held for trading, Fair value liabilities	(12,812)	(10,279)
Derivative financial liabilities held for trading, before netting	(13,046)	(10,422)
Less: netting by counterparty	234	143
Net fair value	970	311
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	0	0
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	156	107
Derivatives held for trading, Fair value liabilities	(235)	(289)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	13,860	10,626
Derivatives held for trading, Fair value liabilities	$ (12,811)	$ (10,133)